Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 55.9	$ 36.3
Restricted cash	3.0	2.2
Current forward foreign exchange contracts	11.0	7.7
Non-current forward foreign exchange contracts	22.9	15.2
Financial liabilities:
Current interest rate swap contracts	5.1	5.6
Non-current interest rate swap contracts	5.8	8.4
Foreign Exchange Contract [Member]
Financial assets:
Current forward foreign exchange contracts	11.0	7.7
Non-current forward foreign exchange contracts	22.9	15.2
Interest Rate Swap Contracts [Member]
Financial liabilities:
Current interest rate swap contracts	5.1	5.6
Non-current interest rate swap contracts	5.8	8.4
Long-term debt, Fair value		5.6
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	55.9	36.3
Restricted cash	3.0	2.2
Significant Observable Inputs (Level 2) [Member] | Foreign Exchange Contract [Member]
Financial assets:
Current forward foreign exchange contracts	11.0	7.7
Non-current forward foreign exchange contracts	22.9	15.2
Significant Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Current interest rate swap contracts	5.1
Non-current interest rate swap contracts	5.8	8.4
Long-term debt, Fair value		5.6
Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	104.0	573.7
Variable Rate [Member] | Affiliates [Member]
Financial liabilities:
Long-term debt, Fair value	150.2	56.1
Variable Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	104.0	573.7
Variable Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Affiliates [Member]
Financial liabilities:
Long-term debt, Fair value	150.2	56.1
Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	443.1	$ 0.0
Fixed Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	$ 443.1